Expense Example	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 1 Year	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 3 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 5 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class A 10 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 1 Year	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 3 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 5 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class C 10 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 1 Year	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 3 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 5 Years	Eaton Vance Tax-Managed Growth Fund 1.1 Class I 10 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 1 Year	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 3 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 5 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class A 10 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 1 Year	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 3 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 5 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class C 10 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 1 Year	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 3 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 5 Years	Eaton Vance Tax-Managed Growth Fund 1.2 Class I 10 Years
USD ($)	589	725	873	1,304	244	446	771	1,486	42	132	230	518	603	770	951	1,474	259	493	850	1,655	57	179	313	701